Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table

					Value of Initial Fixed $100 Investment Based on:		(in thousands)
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)(3)(5)	Average Summary Compensation Table Total for non-PEO NEOs ($) (2)	Average Compensation Actually Paid to non-PEO NEOs ($)(2)(4)(5)	TSR ($)(6)	Peer Group TSR ($)(6)	Net Loss ($)	CSM - Net Product Revenue ($)

2023	8,895,670	11,410,294	2,922,458	1,574,481	166.20	118.87	(440,242)	1,241,474

2022	4,588,810	19,043,460	3,580,510	12,601,300	206.35	113.65	(1,131,156)	894,329

2021	10,176,685	17,514,345	5,918,910	10,714,290	147.24	126.45	(852,824)	662,138

2020	7,818,164	10,766,569	4,240,550	4,221,270	112.85	126.42	(858,281)	361,520

(1)	For 2023 and 2022, our PEO was Yvonne L. Greenstreet, MBChB, MBA. For 2021 and 2020, our PEO was John M. Maraganore, Ph.D.

(2)
For 2023, our
non-PEO
NEOs were Jeffrey V. Poulton, Pushkal P. Garg, M.D., Tolga Tanguler, Indrani L. Franchini, J.D., and Akshay K. Vaishnaw, M.D., Ph.D. For 2022, our
non-PEO
NEOs were Dr. Vaishnaw, Mr. Poulton, Dr. Garg, and Ms. Franchini. For 2021, our
non-PEO
NEOs were Dr. Greenstreet, Dr. Vaishnaw, Mr. Poulton, and Mr. Tanguler. For 2020, our
non-PEO
NEOs were Dr. Greenstreet, Dr. Vaishnaw, Mr. Poulton, Laurie B. Keating, and Barry E. Greene.

(3)	Following is a summary of the adjustments made to PEO compensation as reported in the Summary Compensation Table to determine PEO CAP as reported in this table:

	2023	2022	2021	2020

Total Compensation Reported in SCT	8,895,670	4,588,810	10,176,685	7,818,164

LESS: the grant date fair value of equity awards granted in the year indicated	(6,744,150)	(2,498,790)	(7,861,410)	(5,746,295)

ADD: the year-end fair value of outstanding and unvested equity awards granted in the year indicated (a)	8,173,520	5,823,820	9,100,080	7,670,290

ADD: the change in fair value of equity awards granted in years prior to the year indicated that were outstanding and unvested at the end of the year indicated (as compared to fair value at the end of the immediately prior year) (a)	344,240	7,353,620	2,419,780	743,590

ADD: the change in fair value of equity awards granted in years prior to the year indicated that vested in the year indicated (fair value at vesting date as compared to the end of the immediately prior year) (a)	741,014	3,776,000	3,679,210	280,820

Total (Net) Adjustments	11,410,294	19,043,460	17,514,345	10,766,569

(a)
We determined the
year-end
fair value of PSUs for the year indicated. If the achievement of the performance condition for the PSU was not probable, as defined under applicable accounting guidance, then we assigned a fair value of $0.

(4)	Following is a summary of the adjustments made to average non-PEO NEO compensation as reported in the Summary Compensation Table to determine average non-PEO NEO CAP as reported in this table:

	2023	2022	2021	2020

Average Total Compensation Reported in SCT	2,922,458	3,580,510	5,918,910	4,240,550

LESS: the grant date fair value of equity awards granted in the year indicated	(1,888,468)	(2,548,800)	(4,891,560)	(3,113,250)

ADD: the year-end fair value of outstanding and unvested equity awards granted in the year indicated (a)	2,288,708	5,582,350	6,583,990	2,334,450

ADD: the change in fair value of equity awards granted in years prior to the year indicated that were outstanding and unvested at the end of the year indicated (as compared to fair value at the end of the immediately prior year) (a)	(852,294)	3,941,750	962,260	389,660

ADD: the change in fair value of equity awards granted in years prior to the year indicated that vested in the year indicated (fair value at vesting date as compared to the end of the immediately prior year) (a)	(895,923)	2,045,490	2,140,690	369,860

Total (Net) Adjustments	1,574,481	12,601,300	10,714,290	4,221,270

(a)
We determined the
year-end
fair value of PSUs for the year indicated. If the achievement of the performance condition for the PSU was not probable, as defined under applicable accounting guidance, then we assigned a fair value of $0.

(5)
In calculating CAP reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations were calculated in accordance with FASB ASC Topic 718. We did not report a change in pension benefit values for any of the years reflected in the table, and therefore adjustments to pension benefit values were not included in calculating CAP reflected in these columns, because we do not sponsor, maintain or contribute to a defined benefit pension plan.

(6)
The company TSR and the company’s Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation
S-K.
The peer group used to determine the company’s Peer Group TSR for each applicable fiscal year is the following published industry index, as disclosed in our Annual Report on Form
10-K
for the year ended December 31, 2023 pursuant to Item 201(e) of Regulation
S-K:
Nasdaq Biotechnology Index (NBI).

Company Selected Measure Name	NetProductRevenue
Named Executive Officers, Footnote	Jeffrey V. Poulton, Pushkal P. Garg, M.D., Tolga Tanguler, Indrani L. Franchini, J.D., and Akshay K. Vaishnaw, M.D., Ph.D.	Dr. Vaishnaw, Mr. Poulton, Dr. Garg, and Ms. Franchini.	Dr. Greenstreet, Dr. Vaishnaw, Mr. Poulton, and Mr. Tanguler.	Dr. Greenstreet, Dr. Vaishnaw, Mr. Poulton, Laurie B. Keating, and Barry E. Greene.
Peer Group Issuers, Footnote	The company TSR and the company’s Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation
S-K.
The peer group used to determine the company’s Peer Group TSR for each applicable fiscal year is the following published industry index, as disclosed in our Annual Report on Form
10-K
for the year ended December 31, 2023 pursuant to Item 201(e) of Regulation
S-K:
	Nasdaq Biotechnology Index (NBI).
PEO Total Compensation Amount	$ 8,895,670	$ 4,588,810	$ 10,176,685	$ 7,818,164
PEO Actually Paid Compensation Amount	$ 11,410,294	19,043,460	17,514,345	10,766,569
Adjustment To PEO Compensation, Footnote

(3)	Following is a summary of the adjustments made to PEO compensation as reported in the Summary Compensation Table to determine PEO CAP as reported in this table:

	2023	2022	2021	2020

Total Compensation Reported in SCT	8,895,670	4,588,810	10,176,685	7,818,164

LESS: the grant date fair value of equity awards granted in the year indicated	(6,744,150)	(2,498,790)	(7,861,410)	(5,746,295)

ADD: the year-end fair value of outstanding and unvested equity awards granted in the year indicated (a)	8,173,520	5,823,820	9,100,080	7,670,290

ADD: the change in fair value of equity awards granted in years prior to the year indicated that were outstanding and unvested at the end of the year indicated (as compared to fair value at the end of the immediately prior year) (a)	344,240	7,353,620	2,419,780	743,590

ADD: the change in fair value of equity awards granted in years prior to the year indicated that vested in the year indicated (fair value at vesting date as compared to the end of the immediately prior year) (a)	741,014	3,776,000	3,679,210	280,820

Total (Net) Adjustments	11,410,294	19,043,460	17,514,345	10,766,569

(a)
We determined the
year-end
fair value of PSUs for the year indicated. If the achievement of the performance condition for the PSU was not probable, as defined under applicable accounting guidance, then we assigned a fair value of $0.

Non-PEO NEO Average Total Compensation Amount	$ 2,922,458	3,580,510	5,918,910	4,240,550
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,574,481	12,601,300	10,714,290	4,221,270
Adjustment to Non-PEO NEO Compensation Footnote
(4)	Following is a summary of the adjustments made to average non-PEO NEO compensation as reported in the Summary Compensation Table to determine average non-PEO NEO CAP as reported in this table:

	2023	2022	2021	2020

Average Total Compensation Reported in SCT	2,922,458	3,580,510	5,918,910	4,240,550

LESS: the grant date fair value of equity awards granted in the year indicated	(1,888,468)	(2,548,800)	(4,891,560)	(3,113,250)

ADD: the year-end fair value of outstanding and unvested equity awards granted in the year indicated (a)	2,288,708	5,582,350	6,583,990	2,334,450

ADD: the change in fair value of equity awards granted in years prior to the year indicated that were outstanding and unvested at the end of the year indicated (as compared to fair value at the end of the immediately prior year) (a)	(852,294)	3,941,750	962,260	389,660

ADD: the change in fair value of equity awards granted in years prior to the year indicated that vested in the year indicated (fair value at vesting date as compared to the end of the immediately prior year) (a)	(895,923)	2,045,490	2,140,690	369,860

Total (Net) Adjustments	1,574,481	12,601,300	10,714,290	4,221,270

(a)
We determined the
year-end
fair value of PSUs for the year indicated. If the achievement of the performance condition for the PSU was not probable, as defined under applicable accounting guidance, then we assigned a fair value of $0.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 166.2	206.35	147.24	112.85
Peer Group Total Shareholder Return Amount	118.87	113.65	126.45	126.42
Net Income (Loss)	$ (440,242,000)	$ (1,131,156,000)	$ (852,824,000)	$ (858,281,000)
Company Selected Measure Amount	1,241,474,000	894,329,000	662,138,000	361,520,000
PEO Name	Yvonne L. Greenstreet	Yvonne L. Greenstreet	John M. Maraganore	John M. Maraganore
PEO | the grant date fair value of equity awards granted in the year indicated [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,744,150)	$ (2,498,790)	$ (7,861,410)	$ (5,746,295)
PEO | the yearend fair value of outstanding and unvested equity awards granted in the year indicated (a) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,173,520	5,823,820	9,100,080	7,670,290
PEO | the change in fair value of equity awards granted in years prior to the year indicated that were outstanding and unvested at the end of the year indicated (as compared to fair value at the end of the immediately prior year) (a) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	344,240	7,353,620	2,419,780	743,590
PEO | the change in fair value of equity awards granted in years prior to the year indicated that vested in the year indicated (fair value at vesting date as compared to the end of the immediately prior year) (a) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	741,014	3,776,000	3,679,210	280,820
Non-PEO NEO | the grant date fair value of equity awards granted in the year indicated [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,888,468)	(2,548,800)	(4,891,560)	(3,113,250)
Non-PEO NEO | the yearend fair value of outstanding and unvested equity awards granted in the year indicated (a) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,288,708	5,582,350	6,583,990	2,334,450
Non-PEO NEO | the change in fair value of equity awards granted in years prior to the year indicated that were outstanding and unvested at the end of the year indicated (as compared to fair value at the end of the immediately prior year) (a) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(852,294)	3,941,750	962,260	389,660
Non-PEO NEO | the change in fair value of equity awards granted in years prior to the year indicated that vested in the year indicated (fair value at vesting date as compared to the end of the immediately prior year) (a) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (895,923)	$ 2,045,490	$ 2,140,690	$ 369,860